Aston Funds

(the "Trust")

ASTON/Veredus Small Cap Growth Fund (the "Fund")

Supplement dated December 13, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds (the

"Prospectus") and the Summary Prospectus dated March 1, 2012 for the Fund (together with the Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND PROPOSED MERGER OF THE FUND WITH AND INTO ASTON

SMALL CAP GROWTH FUND

CHANGE IN SUBADVISER AND FUND NAME

Effective as of January 31, 2013 (the "Effective Date"), Lee Munder Capital Group, LLC ("LMCG") is appointed as subadviser to the Fund, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to LMCG as of the Effective Date. The existing subadvisory agreement with Todd-Veredus Asset Management LLC will be terminated.

There is no change in the Fund's current investment objective, principal investment strategies or management fees.